Related Party Transactions (Details) (USD $)	1 Months Ended		12 Months Ended
	Mar. 31, 2014	Sep. 30, 2009	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions
Revenue derived from related parties			$ 194,860,000	$ 86,583,000	$ 13,921,000
Amortized deferred revenues			11,959,000	18,745,000	18,745,000
Percentage of cost and operating expenses that are with related parties			2.00%	0.80%	2.00%
COHT
Related Party Transactions
Agency fee, rate on related third party revenue (as a percent)			15.00%	15.00%	15.00%
Revenue derived from related parties			5,200,000	6,000,000	5,100,000
Receivables due from related party			2,000,000	1,700,000
CRIC
Related Party Transactions
Amount allocated to fair value of License Agreements		187,400,000
License Agreements, period of amortization of deferred revenues		10 years
Expanded license agreements, period of amortization of deferred revenues	10 years
Amortized deferred revenues			12,000,000	18,700,000	18,700,000
Related parties other than CRIC and Alibaba
Related Party Transactions
Percentage of total revenue that are from related parties			5.00%	1.70%	1.70%
Broadvision
Related Party Transactions
Number of subsidiaries entering into transaction with related party (in entities)			1
Service fees to related party			176,000	169,000	146,000
Payable outstanding			0	0
Related parties other than Alibaba
Related Party Transactions
Receivables due from related party			23,700,000	5,700,000
Related parties other than Alibaba | Maximum
Related Party Transactions
Percentage of due from related parties of total net accounts receivable			9.10%	2.90%
Alibaba
Related Party Transactions
Revenue derived from related parties			126,000,000	69,100,000
Receivables due from related party			76,200,000	33,000,000
Alibaba | Weibo
Related Party Transactions
Revenue derived from related parties			$ 107,600,000	$ 49,100,000